Mortgage-Backed Securities Held to Maturity (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	$ 6,235	$ 32,025
Gross unrealized gains	57	100
Gross unrealized losses	0	95
Estimated fair value	6,292	32,030
Customer deposit accounts [Member]
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	19	22
Gross unrealized gains	1	0
Gross unrealized losses	0	0
Estimated fair value	20	22
FRB advance commitments [Member]
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	6,216	32,003
Gross unrealized gains	56	100
Gross unrealized losses	0	95
Estimated fair value	$ 6,272	$ 32,008